CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2016	Sep. 30, 2015
Cash Flows From Operating Activities:
Net loss	$ (737,727)	$ (8,295,698)	$ (2,902,268)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs	14,000
Stock-based compensation expense	470,185	732,151	486,271
(Gain) loss on revaluation of derivative warrant liability	(8,588)	838,219	(332,095)
Stock issued for services		150,000
Depreciation		1,343
Loss on abandoned trademarks		5,401
Changes in operating assets and liabilities, net of effect of acquired business:
Prepaid expenses	9,174	(40,759)	(60,000)
Accounts payable	(66,320)	105,230	452,981
Accrued expenses	56,764	351,182	(52,057)
Accrued compensation		288,250
Accrued interest	79,067	7,009	7,500
Due to related party	281	(42,749)	14,252
Net Cash Used In Operating Activities	(183,164)	(5,900,421)	(2,385,416)
Cash Flows From Investing Activities:
Cash acquired in acquisition		255,748
Net Cash Used In Investing Activities		255,748
Cash Flows From Financing Activities:
Proceeds from notes payable		500,000
Repayment of notes payable		(600,000)
Proceeds from issuance of common stock	50,000
Net proceeds from private placement	1,630,834	5,427,688	1,509,493
Deferred offering costs		(64,801)
Net Cash Provided by Financing Activities	1,680,834	5,262,887	1,509,493
Increase (Decrease) in Cash and Cash Equivalents	1,497,670	(381,786)	(875,923)
Cash and Cash Equivalents - Beginning of Period		676,137	1,552,060
Cash and Cash Equivalents - End of Period	1,552,060	294,351	676,137
Supplemental Disclosures of Cash Flow Information and Non-cash Transactions:
Interest paid		1,985
Income taxes paid
Fair value of warrants recorded as derivative warrant liability	1,459,531	1,198,564	768,435
Fair value of warrants issued for services		477,181
Reclassification of derivative warrant liability to additional paid-in capital		1,093,765	1,148,328
Conversion of promissory notes and accrued interest into common stock			633,333
Conversion of convertible promissory notes and accrued interest into common stock	1,836,813
Conversion of subordinated convertible promissory note and accrued interest into common stock	$ 394,245